UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                    811- 8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	3/31/2010

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Institutional Preferred
Money Market Fund

ANNUAL REPORT March 31, 2010

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Important Tax Information
22	Proxy Results
23	Board Members Information
25	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Money Market Fund covers the 12-month period ended March 31, 2010. During the reporting period, the fund’s Prime shares produced a yield of 0.33%, and its Reserve shares produced a yield of 0.28%.Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced effective yields of 0.33% and 0.28%, respectively, for the same period.1

Despite Recovery, Monetary Policy Remained Unchanged

The reporting period began in the immediate wake of a global financial crisis and severe recession. The Federal Reserve Board (the “Fed”) already had pumped liquidity into the banking system and eased monetary policy aggressively, driving the overnight federal funds rate to an unprecedented low range between 0% and 0.25%.The Fed maintained this accommodative policy stance throughout the reporting period, and money market yields remained near historical lows.

In addition to the Fed’s efforts, the U.S. government responded to the downturn with a number of its own measures, including the Temporary Guarantee Program for Money Market Funds, which was designed to promote liquidity in the commercial paper market. This program remained in effect through September 18, 2009.

Longer-term financial markets hit multi-year lows in the weeks before the reporting period began, but investor sentiment soon began to improve when evidence emerged that credit markets were mending. The U.S. economy contracted at a –0.7% annualized rate between April and June 2009, a much milder decline than the previous quarter.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August by the largest margin in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. In September, pending home sales reached their highest level since March 2007.

Positive news in October included a return to growth for the U.S. economy, with U.S. GDP expanding at a 2.2% annualized rate in the third quarter, its first quarterly gain in more than a year. However, the unemployment rate climbed to 10.2% in October, its highest level since the early 1980s. November marked the fourth straight month of expanding manufacturing activity and moderating foreclosure rates. The unemployment rate declined to 10%, and monthly job losses moderated in December to 85,000.

Early 2010 brought more encouraging news, including the announcement that U.S. GDP grew at a 5.6% annualized rate during the fourth quarter of 2009. Although inventory rebuilding accounted for more than half of that gain, economists were encouraged in January by a better-than-expected improvement in retail sales. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February.

Manufacturing activity rose for the eighth straight month in March, and it did so at the fastest rate in almost six years.The employment situation improved, as 162,000 new jobs were created during the month while the unemployment rate held steady at 9.7%. However, 48,000 of those jobs were temporary ones as the government hired workers to conduct the 2010 Census. In addition, the housing market continued to struggle, with existing home sales sliding –0.6% compared to the previous month.

Finally, the U.S. Securities and Exchange Commission (“SEC”) proposed new regulations governing money market funds. According to the SEC, the “new rules are intended to increase the resilience of money market funds to economic stresses and reduce the risks of runs on the funds by tightening the maturity and credit quality standards and imposing new liquidity requirements.”These new regulations had little impact on the fund’s operations, as it historically has been managed more conservatively than government regulations require.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

With few opportunities available for significant levels of current income, most money market funds continued to maintain defensive investment postures, resulting in an industry-wide weighted maturity that is substantially shorter than historical averages. The fund also maintained a defensive footing, with a weighted average maturity that remained roughly in line with industry averages for most of the reporting period. As always, we focused exclusively on money market instruments meeting stringent credit-quality criteria.

Amid continued signs of economic improvement, some analysts have begun to anticipate higher short-term interest rates. However, the Fed again stated at its mid-March meeting that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” On the other hand, policymakers’ concerns regarding the fragility of the credit markets seem to have eased, as the Fed discontinued purchases of U.S. government agency debentures and mortgage-backed securities at the end of the month. Still, until we see more convincing signs that the Fed is prepared to raise interest rates, we intend to maintain the fund’s focus on credit quality and liquidity.

April 15, 2010

New York, N.Y.

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2009 to March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2010

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .50	$ .80
Ending value (after expenses)	$1,000.90	$1,000.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2010

	Prime Shares	Reserve Shares
Expenses paid per $1,000†	$ .50	$ .81
Ending value (after expenses)	$1,024.43	$1,024.13

† Expenses are equal to the fund’s annualized expense ratio of .10% for Prime Shares and .16% for Reserve Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS
March 31, 2010

	Principal
Negotiable Bank Certificates of Deposit—39.1%	Amount ($)	Value ($)
Allied Irish Banks (Yankee)
0.56%, 4/6/10	100,000,000	100,000,000
Banco Bilbao Vizcaya
Argentaria (Yankee)
0.30%, 7/6/10	250,000,000	250,000,000
Bank of Nova Scotia (Yankee)
0.30%, 8/16/10	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.21%, 4/1/10	200,000,000	200,000,000
Barclays Bank PLC (Yankee)
0.42%, 5/12/10	350,000,000	350,000,000
BNP Paribas (Yankee)
0.30%, 7/15/10	300,000,000	300,000,000
Citibank N.A.
0.35%, 8/25/10	300,000,000	300,000,000
Credit Agricole CIB (Yankee)
0.22%, 4/19/10—5/3/10	250,000,000	250,000,000
Credit Industriel et Commercial (London)
0.35%, 5/10/10	150,000,000	150,000,812
DZ Bank AG (Yankee)
0.21%, 4/15/10	300,000,000	300,000,000
ING Bank N.V. (London)
0.24%, 5/4/10	200,000,000	200,000,000
Natixis (Yankee)
0.28%, 4/5/10—4/6/10	375,000,000	375,000,000
Rabobank Nederland (Yankee)
0.30%, 5/7/10—7/7/10	300,000,000	300,000,000
Royal Bank of Scotland PLC (Yankee)
0.20%, 5/12/10	240,000,000	240,000,000
UBS AG (Yankee)
0.32%—0.38%, 7/12/10—7/22/10	300,000,000	300,000,000
Unicredit Bank AG (Yankee)
0.32%, 4/1/10	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,965,000,812)		3,965,000,812

Commercial Paper—18.2%
Abbey National North America LLC
0.10%, 4/1/10	350,000,000	350,000,000

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria
0.32%—0.34%, 4/15/10—5/5/10	150,000,000	149,966,583
Deutsche Bank Financial LLC
0.30%, 8/11/10	150,000,000	149,835,000
Fortis Funding LLC
0.22%, 4/29/10	150,000,000 [a]	149,974,333
General Electric Capital Corp.
0.30%, 8/23/10	100,000,000	99,880,000
General Electric Co.
0.05%, 4/1/10	300,000,000	300,000,000
ING (US) Funding LLC
0.20%, 5/7/10	45,000,000	44,991,000
Scotiabanc, Inc.
0.15%, 4/1/10	202,500,000 [a]	202,500,000
Societe Generale N.A. Inc.
0.24%, 4/7/10	400,000,000	399,984,000
Total Commercial Paper
(cost $1,847,130,916)		1,847,130,916

Asset-Backed Commercial Paper—5.9%
Cancara Asset Securitisation Ltd.
0.22%, 5/6/10	169,000,000 [a]	168,963,853
CHARTA LLC
0.37%, 4/6/10	150,000,000 [a]	149,992,291
CIESCO LLC
0.31%, 8/25/10	150,000,000 [a]	149,811,417
Grampian Funding Ltd.
0.26%, 5/10/10	132,500,000 [a]	132,462,679
Total Asset-Backed Commercial Paper
(cost $601,230,240)		601,230,240

Corporate Notes—5.9%
Bank of America Securities LLC
0.27%, 4/1/10	350,000,000	350,000,000
Credit Suisse
0.31%, 4/10/10	250,000,000 [b]	250,000,000
Total Corporate Notes
(cost $600,000,000)		600,000,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Short-Term Bank Note—1.0%	Amount ($)	Value ($)
Bank of America N.A.
0.31%, 7/12/10
(cost $100,000,000)	100,000,000	100,000,000

U.S. Government Agencies—3.5%
Federal Home Loan Mortgage Corp.
0.23%, 4/16/10	250,000,000 [b,c]	250,000,000
Federal National Mortgage Association
0.20%, 7/6/10	100,000,000 [c]	99,946,667
Total U.S. Government Agencies
(cost $349,946,667)		349,946,667

Time Deposits—11.8%
Credit Agricole CIB (Grand Cayman)
0.12%, 4/1/10	200,000,000	200,000,000
DZ Bank AG (Grand Cayman)
0.06%, 4/1/10	150,000,000	150,000,000
KBC Bank N.V. (Grand Cayman)
0.06%, 4/1/10	400,000,000	400,000,000
Nordea Bank Finland PLC (Grand Cayman)
0.06%, 4/1/10	450,000,000	450,000,000
Total Time Deposits
(cost $1,200,000,000)		1,200,000,000

Repurchase Agreements—14.6%
Barclays Capital
0.01%, dated 3/31/10, due 4/1/10 in the amount of
$271,000,075 (fully collateralized by $149,983,700
U.S. Treasury Bonds, 6%, due 2/15/26, value
$177,161,169 and $98,589,900 U.S. Treasury Notes,
3.13%, due 10/31/16, value $99,258,854)	271,000,000	271,000,000
Credit Agricole Securities (USA) Inc.
0.01%, dated 3/31/10, due 4/1/10 in the
amount of $430,000,119 (fully collateralized by
$100,000,000 U.S. Treasury Bonds, 8.75%,
due 5/15/17, value $138,131,293 and
$299,473,700 U.S. Treasury Notes, 0.75%-1.38%,
due 11/30/10-2/15/13, value $300,468,760)	430,000,000	430,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.02%, dated 3/31/10, due 4/1/10 in the amount of
$466,000,259 (fully collateralized by $475,320,000
Federal National Mortgage Association, 0%, due
4/1/10, value $475,320,000)	466,000,000	466,000,000
Goldman, Sachs & Co.
0%, dated 3/31/10, due 4/1/10 in the amount of
$309,000,000 (fully collateralized by $117,172,900
U.S. Treasury Bonds, 9.88%, due 11/15/15, value
$164,801,276 and $149,801,100 U.S. Treasury Notes,
1%, due 12/31/11, value $150,378,761)	309,000,000 [d]	309,000,000
Total Repurchase Agreements
(cost $1,476,000,000)		1,476,000,000

Total Investments (cost $10,139,308,635)	100.0%	10,139,308,635

Cash and Receivables (Net)	.0%	2,196,233

Net Assets	100.0%	10,141,504,868

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $953,704,573 or 9.4% of net assets.
b Variable rate security—interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	73.4	Finance	3.9
Repurchase Agreements	14.6	U.S. Government Agencies	3.5
Asset-Backed/Multi-Seller Programs	4.6		100.0

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (Including Repurchase Agreements
of $1,476,000,000)—Note 1(b)	10,139,308,635	10,139,308,635
Cash		164,426
Interest receivable		2,929,640
		10,142,402,701
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		895,814
Payable for shares of Beneficial Interest redeemed		2,019
		897,833
Net Assets ($)		10,141,504,868
Composition of Net Assets ($):
Paid-in capital		10,141,879,001
Accumulated net realized gain (loss) on investments		(374,133)
Net Assets ($)		10,141,504,868

Net Asset Value Per Share
	Prime Shares	Reserve Shares
Net Assets ($)	8,878,283,793	1,263,221,075
Shares Outstanding	8,878,636,942	1,263,242,059
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended March 31, 2010

Investment Income ($):
Interest Income	39,047,680
Expenses:
Management fee—Note 2(a)	8,776,757
Treasury insurance expense—Note 1(e)	1,855,683
Distribution fees (Reserve Shares)—Note 2(b)	835,234
Total Expenses	11,467,674
Investment Income—Net, representing net increase
in net assets resulting from operations	27,580,006

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2010	2009
Operations ($):
Investment income—net	27,580,006	312,686,462
Net realized gain (loss) on investments	—	(45,759)
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,580,006	312,640,703
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(23,570,854)	(303,419,431)
Reserve Shares	(4,009,152)	(9,267,031)
Total Dividends	(27,580,006)	(312,686,462)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	29,942,171,590	87,920,375,557
Reserve Shares	7,726,811,326	4,251,301,800
Dividends reinvested:
Prime Shares	15,137,531	251,124,596
Reserve Shares	4,004,895	9,221,663
Cost of shares redeemed:
Prime Shares	(29,505,367,154)	(94,288,929,003)
Reserve Shares	(6,860,524,746)	(3,867,622,879)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,322,233,442	(5,724,528,266)
Total Increase (Decrease) in Net Assets	1,322,233,442	(5,724,574,025)
Net Assets ($):
Beginning of Period	8,819,271,426	14,543,845,451
End of Period	10,141,504,868	8,819,271,426

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,
Prime Shares	2010	2009	2008[a]	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.022	.049	.052	.037
Distributions:
Dividends from
investment income—net	(.003)	(.022)	(.049)	(.052)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.33	2.19	5.04	5.30	3.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.12	.12	.10	.10	.10
Ratio of net investment income
to average net assets	.32	2.38	4.84	5.19	3.62
Net Assets, end of period
($ x 1,000)	8,878,284	8,426,342	14,543,795	8,214,835	6,532,444

a The fund commenced offering two classes of shares on December 7, 2007. The existing shares were redesignated
Prime Shares.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,
Reserve Shares	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.021	.013
Distributions:
Dividends from investment income—net	(.003)	(.021)	(.013)
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.28	2.13	4.22[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.18	.18	.16[b]
Ratio of net investment income
to average net assets	.29	2.09	4.19[b]
Net Assets, end of period ($ x 1,000)	1,263,221	392,929	50

a	From December 7, 2007 (commencement of initial offering) to March 31, 2008.
b	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. The fund currently offers two classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has been the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards.The fund’s financial state-

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

ments are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	10,139,308,635
Level 3—Significant Unobservable Inputs	—
Total	10,139,308,635

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2010, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $374,133 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $328,374 of the carryover expires in fiscal 2013 and $45,759 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2010 and March 31, 2009 were all ordinary income.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, Rule 12b-1 distribution plan fees and costs to participate in the Treasury’s Temporary Guarantee Program.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2010, Reserve shares were charged $835,234 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $841,031 and Rule 12b-1 distribution plan fees $54,783.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:

On April 14, 2010, the Board approved a proposal to amend the fund’s management agreement so that certain operating expenses, currently borne by Dreyfus under the existing unitary fee structure, would be borne by the fund, subject to shareholder approval.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended,and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 21, 2010

The Fund	21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 91.74% of ordinary income dividends paid during the fiscal year ended March 31, 2010 as qualifying “interest related dividends.”

PROXY RESULTS (Unaudited)

Dreyfus Institutional Preferred Money Market Fund held a special meeting of shareholders on December 28, 2009.The proposal considered at the meeting and the results are as follows:

		Shares
	For	Against	Abstain
1. To approve amending the fund’s
fundamental policy regarding lending	4,980,390,950	390,198	722,203

BOARD MEMBERS INFORMATION (Unaudited)

The Fund	23

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fundís Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ms.Wiley and Mr. Leventhal were elected Board members of the fund effective April 16, 2009.
Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund	25

OFFICERS OF THE FUND (Unaudited) (continued)

The Fund	27

NOTES

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or
1-800-346-3621
E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Institutional Preferred
Plus Money Market Fund

ANNUAL REPORT March 31, 2010

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Important Tax Information
19	Proxy Results
20	Board Members Information
22	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the 12-month period ended March 31, 2010. During the reporting period, the fund produced a yield of 0.14%. Taking into account the effects of compounding, the fund produced an effective yield of 0.14% for the same period.1

Despite Recovery, Monetary Policy Remained Unchanged

The reporting period began in the immediate wake of a global financial crisis and severe recession. The Federal Reserve Board (the “Fed”) already had pumped liquidity into the banking system and eased monetary policy aggressively, driving the overnight federal funds rate to an unprecedented low range between 0% and 0.25%.The Fed maintained this accommodative policy stance throughout the reporting period, and money market yields remained near historical lows.

In addition to the Fed’s efforts, the U.S. government responded to the downturn with a number of its own measures, including the Temporary Guarantee Program for Money Market Funds, which was designed to promote liquidity in the commercial paper market. This program remained in effect through September 18, 2009.

Longer-term financial markets hit multi-year lows in the weeks before the reporting period began, but investor sentiment soon began to improve when evidence emerged that credit markets were mending. The U.S. economy contracted at a –0.7% annualized rate between April and June 2009, a much milder decline than the previous quarter.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August by the largest margin in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. In September, pending home sales reached their highest level since March 2007.

2

Positive news in October included a return to growth for the U.S. economy, with U.S. GDP expanding at a 2.2% annualized rate in the third quarter, its first quarterly gain in more than a year. However, the unemployment rate climbed to 10.2% in October, its highest level since the early 1980s. November marked the fourth straight month of expanding manufacturing activity and moderating foreclosure rates. The unemployment rate declined to 10%, and monthly job losses moderated in December to 85,000.

Early 2010 brought more encouraging news, including the announcement that U.S. GDP grew at a 5.6% annualized rate during the fourth quarter of 2009. Although inventory rebuilding accounted for more than half of that gain, economists were encouraged in January by a better-than-expected improvement in retail sales. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February.

Manufacturing activity rose for the eighth straight month in March, and it did so at the fastest rate in almost six years.The employment situation improved, as 162,000 new jobs were created during the month while the unemployment rate held steady at 9.7%. However, 48,000 of those jobs were temporary ones as the government hired workers to conduct the 2010 Census. In addition, the housing market continued to struggle, with existing home sales sliding –0.6% compared to the previous month.

Finally, the U.S. Securities and Exchange Commission (“SEC”) proposed new regulations governing money market funds. According to the SEC, the “new rules are intended to increase the resilience of money market funds to economic stresses and reduce the risks of runs on the funds by tightening the maturity and credit quality standards and imposing new liquidity requirements.”These new regulations had little impact on the fund’s operations, as it historically has been managed more conservatively than government regulations require.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

With few opportunities available for significant levels of current income, most money market funds continued to maintain defensive investment postures, resulting in an industry-wide weighted maturity that is substantially shorter than historical averages. The fund also maintained a defensive footing, with a weighted average maturity that remained roughly in line with industry averages for most of the reporting period. As always, we focused exclusively on money market instruments meeting stringent credit-quality criteria.

Amid continued signs of economic improvement, some analysts have begun to anticipate higher short-term interest rates. However, the Fed again stated at its mid-March meeting that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” On the other hand, policymakers’ concerns regarding the fragility of the credit markets seem to have eased, as the Fed discontinued purchases of U.S. government agency debentures and mortgage-backed securities at the end of the month. Still, until we see more convincing signs that the Fed is prepared to raise interest rates, we intend to maintain the fund’s focus on credit quality and liquidity.

Patricia A. Larkin

Senior Portfolio Manager

April 15, 2010

New York, N.Y.

An investment in Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from October 1, 2009 to March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2010

Expenses paid per $1,000†	$ —
Ending value (after expenses)	$1,000.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2010

Expenses paid per $1,000†	$ —
Ending value (after expenses)	$1,024.93

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS
March 31, 2010

	Principal
Negotiable Bank Certificates of Deposit—13.5%	Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.22%, 6/1/10	25,000,000	25,000,000
BNP Paribas (Yankee)
0.22%, 4/21/10	25,000,000	25,000,000
Credit Agricole CIB (Yankee)
0.20%, 5/25/10	25,000,000	25,000,000
Societe Generale (Yankee)
0.22%, 4/20/10	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $100,000,000)		100,000,000

Commercial Paper—12.9%
Abbey National North America LLC
0.10%, 4/1/10	25,000,000	25,000,000
General Electric Co.
0.05%, 4/1/10	25,000,000	25,000,000
Intesa Funding LLC
0.05%, 4/1/10	20,000,000	20,000,000
UBS Finance Delaware Inc.
0.07%, 4/1/10	25,000,000	25,000,000
Total Commercial Paper
(cost $95,000,000)		95,000,000

Corporate Note—3.4%
Bank of America Securities LLC
0.27%, 4/1/10
(cost $25,000,000)	25,000,000	25,000,000

U.S. Treasury Bills—33.8%
U.S. Treasury Bills
0.20%—0.22%, 9/9/10—9/23/10
(cost $249,752,375)	250,000,000	249,752,375

U.S. Government Agency—19.4%
Federal Home Loan Bank
0.001%, 4/1/10
(cost $143,000,000)	143,000,000	143,000,000

6

	Principal
Time Deposits—17.0%	Amount ($)	Value ($)
Branch Banking & Trust Co. (Grand Cayman)
0.05%, 4/1/10	20,000,000	20,000,000
Citibank N.A. (Nassau)
0.12%, 4/1/10	20,000,000	20,000,000
Commerzbank AG (Grand Cayman)
0.03%, 4/1/10	33,000,000	33,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
0.09%, 4/1/10	33,000,000	33,000,000
Nordea Bank Finland PLC (Grand Cayman)
0.06%, 4/1/10	20,000,000	20,000,000
Total Time Deposits
(cost $126,000,000)		126,000,000

Total Investments (cost $738,752,375)	100.0%	738,752,375
Cash and Receivables (Net)	.0%	262,708
Net Assets	100.0%	739,015,083

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government/Agency	53.2	Finance	3.4
Banking	43.4		100.0

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	738,752,375	738,752,375
Cash		231,397
Interest receivable		31,311
Net Assets ($)		739,015,083
Composition of Net Assets ($):
Paid-in capital		739,015,083
Net Assets ($)		739,015,083
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		739,015,083
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Year Ended March 31, 2010

Investment Income ($):
Interest Income	1,273,755
Expenses:
Management fee—Note 2(a)	799,200
Treasury insurance expense—Note 1(e)	152,211
Total Expenses	951,411
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(799,200)
Net Expenses	152,211
Investment Income—Net, representing net increase
in net assets resulting from operations	1,121,544

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2010	2009
Operations ($):
Investment income—net	1,121,544	11,792,332
Net realized gain (loss) on investments	—	1,101
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,121,544	11,793,433
Dividends to Shareholders from ($):
Investment income—net	(1,121,553)	(11,792,332)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	7,572,256,194	7,136,839,186
Dividends reinvested	—	1,993
Cost of shares redeemed	(7,558,500,230)	(7,122,299,239)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	13,755,964	14,541,940
Total Increase (Decrease) in Net Assets	13,755,955	14,543,041
Net Assets ($):
Beginning of Period	725,259,128	710,716,087
End of Period	739,015,083	725,259,128

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.015	.046	.052	.037
Distributions:
Dividends from investment income—net	(.001)	(.015)	(.046)	(.052)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.14	1.50	4.73	5.35	3.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.12	.12	.10	.10	.10
Ratio of net expenses
to average net assets	.02	.02	.00	.00	.00
Ratio of net investment income
to average net assets	.14	1.59	4.68	5.23	3.65
Net Assets, end of period ($ x 1,000)	739,015	725,259	710,716	886,165	668,575

See notes to financial statements.

The Fund	11

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2010, 100% of the fund’s outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has been the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

12

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	13

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	738,752,375
Level 3—Significant Unobservable Inputs	—
Total	738,752,375

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral

14

by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2010, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2010 and March 31, 2009 were all ordinary income.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended March 31, 2010, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $9 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.

16

As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee and costs to participate in the Treasury’s Temporary Guarantee Program.

The Manager had undertaken from April 1, 2009 through March 31, 2010 to waive its management fee.The reductions in management fee pursuant to the undertaking amounted to $799,200 during the period ended March 31, 2010.The waiver was voluntary, not contractual and can be terminated at any time.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund	17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 21, 2010

18

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 94.07% of ordinary income dividends paid during the fiscal year ended March 31, 2010 as qualifying “interest related dividends.”

PROXY RESULTS (Unaudited)

Dreyfus Institutional Preferred Plus Money Market Fund held a special meeting of shareholders on December 28, 2009. The proposal considered at the meeting and the results are as follows:

			Shares
		For	Against	Abstain
1.	To approve amending the
	fund’s fundamental policy
	regarding lending	677,177,691	0	0

The Fund	19

BOARD MEMBERS INFORMATION (Unaudited)

20

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fundís Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ms.Wiley and Mr. Leventhal were elected Board members of the fund effective April 16, 2009.
Lucy Wilson Benson, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member

The Fund	21

OFFICERS OF THE FUND (Unaudited)

22

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

The Fund	23

OFFICERS OF THE FUND (Unaudited) (continued)

24

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or
1-800-346-3621
E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. Dimartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $51,360 in 2009 and $51,360 in 2010.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $21,104 in 2009 and $10,764 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010 .

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,138 in 2009 and $7,209 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,713 in 2009 and $0 in 2010. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $17,417,147 in 2009 and $26,201,339 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 6.

Investments.

(a)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	Monday, May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	Monday, May 24, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	Monday, May 24, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)